Investment Strategy - SPARROW GROWTH FUND SUMMARY	Dec. 31, 2025
Class A C [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund typically invests in a broad range of U.S. common stocks which Sparrow Capital Management, Inc., the Fund’s adviser, believes have above-average prospects for appreciation, based on a proprietary investment model developed by the adviser. The model looks at a variety of factors to select stocks that the adviser believes demonstrate strong earnings momentum. These growth momentum factors include expanding profit margins, accelerating earnings, positive earnings surprises, positive earnings estimate revisions, and positive relative price strength. At times, the Fund may focus its investments in the healthcare and/or technology sector.

The Fund may invest in stocks of all market capitalization ranges based on the adviser’s assessment of the relative opportunities and risks of each category. Stocks are sold when there is a significant decline in earnings momentum, a better stock is found, or a significant breakdown in relative price performance occurs.

No Load [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund typically invests in a broad range of U.S. common stocks which Sparrow Capital Management, Inc., the Fund’s adviser, believes have above-average prospects for appreciation, based on a proprietary investment model developed by the adviser. The model looks at a variety of factors to select stocks that the adviser believes demonstrate strong earnings momentum. These growth momentum factors include expanding profit margins, accelerating earnings, positive earnings surprises, positive earnings estimate revisions, and positive relative price strength. At times, the Fund may focus its investments in the healthcare and/or technology sector.

The Fund may invest in stocks of all market capitalization ranges based on the adviser’s assessment of the relative opportunities and risks of each category. Stocks are sold when there is a significant decline in earnings momentum, a better stock is found, or a significant breakdown in relative price performance occurs.